Property and Equipment - Summary (FY) (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 23,222	$ 21,069	$ 14,088
Less accumulated depreciation	(9,142)	(6,364)	(2,388)
Property and equipment, net	14,080	14,705	11,700
Computer equipment and software
Property, Plant and Equipment [Line Items]
Total property and equipment	7,259	5,455	3,103
Furniture and fixtures
Property, Plant and Equipment [Line Items]
Total property and equipment	3,926	3,728	2,524
Leasehold improvements
Property, Plant and Equipment [Line Items]
Total property and equipment	$ 12,037	$ 11,886	$ 8,461